Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2019	7,768	562,925
Class A common shares conversion	(3)	3
Shares issued on options exercised (c)	—	1,239
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(24,639)
As at December 31, 2019	7,765	539,528
Shares issued on options exercised (c)	—	145
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(16,292)
As at December 31, 2020	7,765	523,381

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $4.76 per option (2019 – $10.73) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2020	2019
Weighted average exercise price	$14.42	$28.62
Dividend yield	2.13%	1.05%
Risk-free interest rate	1.19%	1.81%
Expected option life	6.1 years	5.9 years
Expected volatility	41%	41%
Forfeiture rate	1.16%	0.55%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2020		2019
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	20,152	$23.02	19,775	$21.75
Granted	6,314	14.42	1,940	28.62
Exercised	(156)	8.33	(1,239)	8.17
Forfeited	(293)	20.97	(110)	32.52
Expired	(767)	35.14	(214)	38.24
Outstanding at end of year	25,250	$20.61	20,152	$23.02
Vested and exercisable at end of year	17,368	$21.76	16,617	$21.32

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2020, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
10,699	$ 5.34 — $ 15.35	84
4,135	$ 15.36 — $ 24.97	60
2,127	$ 24.98 — $ 26.79	36
5,339	$ 26.80 — $ 36.85	67
2,950	$ 36.86 — $ 58.80	46
25,250	$ 5.34 — $ 58.80	68

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2020, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
10,699	$ 5.34 — $ 15.35	84
4,135	$ 15.36 — $ 24.97	60
2,127	$ 24.98 — $ 26.79	36
5,339	$ 26.80 — $ 36.85	67
2,950	$ 36.86 — $ 58.80	46
25,250	$ 5.34 — $ 58.80	68

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	2020		2019
	Outstanding	Vested	Outstanding	Vested
DSUs	2,555	2,555	2,463	2,463
RSUs	1,408	484	892	—
PSUs	1,449	—	741	—
PDSUs	213	70	177	65
	5,625	3,109	4,273	2,528

Summary of Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2020	2019
Accumulated other comprehensive income – beginning of year	$309	$584
Currency translation differences:
Unrealized losses on translation of foreign subsidiaries	(197)	(449)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(17) and $(26)) (Note 30(b))	111	167
	(86)	(282)
Gain on marketable equity and debt securities (net of taxes of $(3) and $(1))	24	7
Remeasurements of retirement benefit plans (net of taxes of $29 and $(31))	(50)	74
Total other comprehensive income (loss)	(112)	(201)
Less remeasurements of retirement benefit plans recorded in retained earnings	50	(74)
Accumulated other comprehensive income – end of year	$247	$309

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2020	2019
Net basic and diluted profit (loss) attributable to shareholders of the company	$(864)	$(605)
Weighted average shares and diluted shares outstanding (000’s)	534,378	559,765
Basic earnings (loss) per share	$(1.62)	$(1.08)
Diluted earnings (loss) per share	$(1.62)	$(1.08)